Consolidated Statement ot Cash Flows (Parenthetical) - USD ($) $ in Millions		Jun. 30, 2020	Jun. 30, 2019
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents		$ 5,393	$ 3,161
Cash and balances at central banks classified as cash equivalents	[1]	149,430	101,341
Loans and advances to banks classified as cash equivalents		14,339	11,874
Money market paper classified as cash equivalents		$ 2,911	$ 1,968

[1]	Includes only balances with an original maturity of three months or less.